Related party transactions - Directors remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 11	£ 10	£ 9
Annual incentive plan	6	13	13
Non-Executive Directors' fees	1	1	1
Post employment benefits	2	2	1
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	3	3	2
Annual incentive plan	2	4	4
Non-Executive Directors' fees	1	1	1
Share option exercises	0	4	0
Shares vesting	4	3	1
Post employment benefits	1	0	0
Directors remuneration	£ 11	£ 15	£ 8